Interests in Joint operations	12 Months Ended
Dec. 31, 2022
Disclosure Of Interests in Joint operations [Abstract]
Interests in Joint operations

Note 32     Interests in Joint operations

The Group has interests in joint operations, which are engaged in the exploration of hydrocarbons in Colombia, Chile, Brazil, Argentina and Ecuador.

GeoPark is the operator in the Llanos 34, Llanos 86, Llanos 87, Llanos 104, Llanos 123, Llanos 124, Mecaya, PUT-8, PUT-9, PUT-36, Tacacho and Terecay Blocks in Colombia, in the Flamenco, Campanario and Isla Norte Blocks in Chile, in the POT-T-785 Block in Brazil, and in the Espejo Block in Ecuador.

The following amounts represent the Group’s share in the assets, liabilities and results of the joint operations which have been recognized in the Consolidated Statement of Financial Position and Statement of Income:

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2022
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	295,639	2,284	297,923	(2,104)	295,819	721,326	402,425
Llanos 32 Block	12.5%	2,324	—	2,324	(371)	1,953	9,791	7,066
Llanos 86 Block	50%	970	—	970	—	970	—	(60)
Llanos 87 Block	50%	15,038	—	15,038	(41)	14,997	—	(390)
Llanos 94 Block	50%	576	—	576	(233)	343	—	(5,632)
Llanos 104 Block	50%	1,001	—	1,001	—	1,001	—	(60)
Llanos 123 Block	50%	1,172	—	1,172	—	1,172	—	(60)
Llanos 124 Block	50%	1,207	—	1,207	—	1,207	—	(60)
CPO-5 Block	30%	199,748	—	199,748	(344)	199,404	184,160	69,422
CPO-4-1 Block	50%	102	—	102	—	102	—	—
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	3,908	—	3,908	(17)	3,891	—	(62)
PUT-8 Block	50%	7,927	—	7,927	—	7,927	—	(61)
PUT-9 Block	50%	4,420	—	4,420	—	4,420	—	(62)
PUT-36 Block	50%	2,931	—	2,931	—	2,931	—	(60)
Tacacho Block	50%	—	—	—	—	—	—	(3,699)
Terecay Block	50%	—	—	—	—	—	—	(300)
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(1,314)	(1,314)	—	(261)
Campanario Block	50%	—	—	—	(422)	(422)	—	(115)
Isla Norte Block	60%	—	—	—	(160)	(160)	—	(131)
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	5,665	18,537	24,202	(12,602)	11,600	19,873	11,240
POT-T‑785	70%	168	—	168	—	168	—	—
GeoPark Argentina S.A.U.
CN-V Block	50%	—	—	—	(14)	(14)	—	(131)
Los Parlamentos Block	50%	—	—	—	(93)	(93)	—	(176)
Puelen Block	18%	—	10	10	(105)	(95)	—	(69)
Sierra del Nevado Block	18%	—	1	1	(4)	(3)	—	(8)
GeoPark Perú S.A.C. - Sucursal Ecuador
Espejo	50%	10,727	593	11,320	(5,406)	5,914	—	(5,151)
Perico	50%	15,195	8,506	23,701	(5,315)	18,386	10,671	4,533

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2021
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	260,589	1,866	262,455	(5,573)	256,882	486,779	341,473
Llanos 32 Block	12.5%	2,730	—	2,730	(197)	2,533	7,690	5,378
Llanos 86 Block	50%	408	—	408	—	408	—	(60)
Llanos 87 Block	50%	1,220	—	1,220	—	1,220	—	(60)
Llanos 94 Block	50%	1,489	—	1,489	(270)	1,219	—	(171)
Llanos 104 Block	50%	434	—	434	—	434	—	(60)
Llanos 123 Block	50%	907	—	907	—	907	—	(60)
Llanos 124 Block	50%	841	—	841	—	841	—	(60)
CPO-5 Block	30%	210,154	—	210,154	(929)	209,225	88,479	55,131
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	3,837	—	3,837	(84)	3,753	—	—
PUT-8 Block	50%	7,070	—	7,070	—	7,070	—	—
PUT-9 Block	50%	4,342	—	4,342	—	4,342	—	—
PUT-36 Block	50%	2,870	—	2,870	—	2,870	—	—
Tacacho Block	50%	3,629	—	3,629	—	3,629	—	—
Terecay Block	50%	226	—	226	—	226	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(2,082)	(2,082)	—	(137)
Campanario Block	50%	—	—	—	(551)	(551)	—	(106)
Isla Norte Block	60%	—	—	—	(138)	(138)	—	(122)
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	6,851	18,269	25,120	(13,657)	11,463	20,109	9,899
POT-T‑785	70%	157	—	157	—	157	—	—
GeoPark Argentina S.A.U.
CN-V Block	50%	—	149	149	(528)	(379)	—	(839)
Los Parlamentos Block	50%	—	—	—	—	—	—	(285)
Puelen Block	18%	—	12	12	(18)	(6)	—	(55)
Sierra del Nevado Block	18%	—	1	1	(5)	(4)	—	(10)
GeoPark Perú S.A.C. - Sucursal Ecuador
Espejo	50%	1,132	78	1,210	(610)	600	—	(589)
Perico	50%	4,658	1,449	6,107	(4,535)	1,572	—	(669)

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2020
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	212,914	2,834	215,748	(6,829)	208,919	273,077	203,386
Llanos 32 Block	12.5%	1,484	—	1,484	(273)	1,211	5,885	4,248
Llanos 86 Block	50%	137	—	137	—	137	—	—
Llanos 87 Block	50%	333	—	333	—	333	—	—
Llanos 94 Block	50%	42	—	42	(68)	(26)	—	—
Llanos 104 Block	50%	145	—	145	—	145	—	—
Llanos 123 Block	50%	248	—	248	—	248	—	—
Llanos 124 Block	50%	240	—	240	—	240	—	—
Petrodorado South America S.A. Sucursal Colombia
CPO-5 Block	30%	218,298	—	218,298	(455)	217,843	29,552	14,398
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	1,301	—	1,301	(128)	1,173	—	—
PUT-8 Block	50%	2,334	—	2,334	—	2,334	—	—
PUT-9 Block	50%	924	—	924	—	924	—	—
PUT-12 Block	60%	610	—	610	—	610	—	—
PUT-36 Block	50%	31	—	31	—	31	—	—
Tacacho Block	50%	3,591	—	3,591	—	3,591	—	—
Terecay Block	50%	173	—	173	—	173	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(1,577)	(1,577)	—	(7,532)
Campanario Block	50%	—	—	—	(372)	(372)	—	(16,913)
Isla Norte Block	60%	—	—	—	(132)	(132)	—	(9,418)
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	13,280	15,557	28,837	(11,515)	17,322	12,286	3,339
REC-T‑128	70%	—	1,152	1,152	(52)	1,100	497	(72)
POT-T‑785	70%	79	—	79	—	79	—	—
GeoPark Argentina S.A.U.
CN-V Block	50%	—	107	107	(164)	(57)	—	(289)
Los Parlamentos Block	50%	—	—	—	—	—	—	(244)
Puelen Block	18%	—	20	20	(106)	(86)	—	(156)
Sierra del Nevado Block	18%	—	7	7	(6)	1	—	(13)
GeoPark Perú S.A.C.
Morona	75%	3,651	607	4,258	(6,622)	(2,364)	—	(36,980)
GeoPark Perú S.A.C. - Sucursal Ecuador
Espejo	50%	409	29	438	(131)	307	—	(464)
Perico	50%	397	52	449	(229)	220	—	(543)

Capital commitments are disclosed in Note 33.2.